Share-based payments (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2024 Number	Feb. 29, 2024 Number	Jan. 31, 2024 Number	Dec. 31, 2025 Number £ / shares	Dec. 31, 2024 Number £ / shares	Dec. 31, 2023 Number £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year			111,590	328,823,388	111,590	144,590
Granted	85,922,000	130,313,200	144,000,000		360,235,200
Lapsed					(25)	(6,250)
Forfeited				(15,752,600)	(31,523,377)	(26,750)
Ending of the year				313,070,788	328,823,388	111,590
Options exercisable				137,022,409	82,874	75,720
Weighted average exercise price of outstanding options | £ / shares				£ 0.005	£ 0.005	£ 5.241
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares					30.00	4.04
Weighted average exercise price of options forfeited | £ / shares				0.003	0.006	3.33
Weighted average exercise price of options granted | £ / shares					£ 0.003
Weighted average remaining contractual life of outstanding options				8 years 2 months 12 days	9 years 2 months 12 days	7 years 3 months 18 days
Grant 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date				19 December 2016
Beginning of the year				13
Granted
Lapsed
Forfeited
Ending of the year				13	13
Exercise Price | £ / shares				£ 484.00
Grant 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date				15 December 2017
Beginning of the year				38
Granted
Lapsed
Forfeited
Ending of the year				38	38
Exercise Price | £ / shares				£ 184.00
Grant 3 [Member]
IfrsStatementLineItems [Line Items]
Grant date				24 April 2019
Beginning of the year				237
Granted
Lapsed
Forfeited
Ending of the year				237	237
Exercise Price | £ / shares				£ 29.20
Grant 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date				2 October 2019
Beginning of the year				1,500
Granted
Lapsed
Forfeited
Ending of the year				1,500	1,500
Exercise Price | £ / shares				£ 21.00
Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date				17 April 2020
Beginning of the year				5,000
Granted
Lapsed
Forfeited
Ending of the year				5,000	5,000
Exercise Price | £ / shares				£ 4.80
Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date				17 June 2020
Beginning of the year				26,450
Granted
Lapsed
Forfeited
Ending of the year				26,450	26,450
Exercise Price | £ / shares				£ 4.04
Grant 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date				15 July 2021
Beginning of the year				40,850
Granted
Lapsed
Forfeited				(600)
Ending of the year				40,250	40,850
Exercise Price | £ / shares				£ 5.55
Grant 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date				1 September 2021
Beginning of the year				6,000
Granted
Lapsed
Forfeited
Ending of the year				6,000	6,000
Exercise Price | £ / shares				£ 5.10
Grant 9 [Member]
IfrsStatementLineItems [Line Items]
Grant date				7 February 2022
Beginning of the year				12,500
Granted
Lapsed
Forfeited
Ending of the year				12,500	12,500
Exercise Price | £ / shares				£ 3.05
Grant 10 [Member]
IfrsStatementLineItems [Line Items]
Grant date				23 January 2024
Beginning of the year				144,000,000
Granted
Lapsed
Forfeited
Ending of the year				144,000,000	144,000,000
Exercise Price | £ / shares				£ 0.004
Grant 11 [Member]
IfrsStatementLineItems [Line Items]
Grant date				10 February 2024
Beginning of the year				98,808,800
Granted
Lapsed
Forfeited				(15,752,000)
Ending of the year				83,056,800	98,808,800
Exercise Price | £ / shares				£ 0.003
Grant 12 [Member]
IfrsStatementLineItems [Line Items]
Grant date				10 July 2024
Beginning of the year				85,922,000
Granted
Lapsed
Forfeited
Ending of the year				85,922,000	85,922,000
Exercise Price | £ / shares				£ 0.003
Grant 13 [Member]
IfrsStatementLineItems [Line Items]
Grant date					30 June 2014
Beginning of the year			25		25
Granted
Lapsed					(25)
Forfeited
Ending of the year						25
Exercise Price | £ / shares					£ 30.00
Grant 14 [Member]
IfrsStatementLineItems [Line Items]
Grant date					19 December 2016
Beginning of the year			13	13	13
Granted
Lapsed
Forfeited
Ending of the year					13	13
Exercise Price | £ / shares					£ 484.00
Grant 15 [Member]
IfrsStatementLineItems [Line Items]
Grant date					15 December 2017
Beginning of the year			40	38	40
Granted
Lapsed
Forfeited					(2)
Ending of the year					38	40
Exercise Price | £ / shares					£ 184.00
Grant 16 [Member]
IfrsStatementLineItems [Line Items]
Grant date					24 April 2019
Beginning of the year			312	237	312
Granted
Lapsed
Forfeited					(75)
Ending of the year					237	312
Exercise Price | £ / shares					£ 29.20
Grant 17 [Member]
IfrsStatementLineItems [Line Items]
Grant date					2 October 2019
Beginning of the year			1,500	1,500	1,500
Granted
Lapsed
Forfeited
Ending of the year					1,500	1,500
Exercise Price | £ / shares					£ 21.00
Grant 18 [Member]
IfrsStatementLineItems [Line Items]
Grant date					17 April 2020
Beginning of the year			5,000	5,000	5,000
Granted
Lapsed
Forfeited
Ending of the year					5,000	5,000
Exercise Price | £ / shares					£ 4.80
Grant 19 [Member]
IfrsStatementLineItems [Line Items]
Grant date					17 June 2020
Beginning of the year			27,350	26,450	27,350
Granted
Forfeited					(900)
Ending of the year					26,450	27,350
Exercise Price | £ / shares					£ 4.04
Grant 20 [Member]
IfrsStatementLineItems [Line Items]
Grant date					15 July 2021
Beginning of the year			58,850	40,850	58,850
Granted
Lapsed
Forfeited					(18,000)
Ending of the year					40,850	58,850
Exercise Price | £ / shares					£ 5.55
Grant 21 [Member]
IfrsStatementLineItems [Line Items]
Grant date					1 September 2021
Beginning of the year			6,000	6,000	6,000
Forfeited
Ending of the year					6,000	6,000
Exercise Price | £ / shares					£ 5.10
Grant 22 [Member]
IfrsStatementLineItems [Line Items]
Grant date					7 February 2022
Beginning of the year			12,500	12,500	12,500
Granted
Lapsed
Forfeited
Ending of the year					12,500	12,500
Exercise Price | £ / shares					£ 3.05
Grant 23 [Member]
IfrsStatementLineItems [Line Items]
Grant date					23 January 2024
Beginning of the year				144,000,000
Granted					144,000,000
Lapsed
Forfeited
Ending of the year					144,000,000
Exercise Price | £ / shares					£ 0.004
Grant 24 [Member]
IfrsStatementLineItems [Line Items]
Grant date					10 February 2024
Beginning of the year				98,808,800
Granted					130,313,200
Lapsed
Forfeited					(31,504,400)
Ending of the year					98,808,800
Exercise Price | £ / shares					£ 0.003
Grant 25 [Member]
IfrsStatementLineItems [Line Items]
Grant date					10 July 2024
Beginning of the year				85,922,000
Granted					85,922,000
Lapsed
Forfeited
Ending of the year					85,922,000
Exercise Price | £ / shares					£ 0.003
Grant 26 [Member]
IfrsStatementLineItems [Line Items]
Grant date						30 June 2014
Beginning of the year			25		25	25
Granted
Lapsed
Forfeited
Ending of the year						25
Exercise Price | £ / shares						£ 30.00
Grant 27 [Member]
IfrsStatementLineItems [Line Items]
Grant date						19 December 2016
Beginning of the year			13		13	13
Granted
Lapsed
Forfeited
Ending of the year						13
Exercise Price | £ / shares						£ 484.00
Grant 28 [Member]
IfrsStatementLineItems [Line Items]
Grant date						15 December 2017
Beginning of the year			40		40	40
Granted
Lapsed
Forfeited
Ending of the year						40
Exercise Price | £ / shares						£ 184.00
Grant 29 [Member]
IfrsStatementLineItems [Line Items]
Grant date						24 April 2019
Beginning of the year			312		312	312
Granted
Lapsed
Forfeited
Ending of the year						312
Exercise Price | £ / shares						£ 29.20
Grant 30 [Member]
IfrsStatementLineItems [Line Items]
Grant date						2 October 2019
Beginning of the year			1,500		1,500	1,500
Granted
Lapsed
Forfeited
Ending of the year						1,500
Exercise Price | £ / shares						£ 21.00
Grant 31 [Member]
IfrsStatementLineItems [Line Items]
Grant date						17 April 2020
Beginning of the year			5,000		5,000	5,000
Granted
Lapsed
Forfeited
Ending of the year						5,000
Exercise Price | £ / shares						£ 4.80
Grant 32 [Member]
IfrsStatementLineItems [Line Items]
Grant date						17 June 2020
Beginning of the year			27,350		27,350	33,600
Granted
Lapsed						(6,250)
Forfeited
Ending of the year						27,350
Exercise Price | £ / shares						£ 4.04
Grant 33 [Member]
IfrsStatementLineItems [Line Items]
Grant date						15 July 2021
Beginning of the year			58,850		58,850	64,350
Granted
Lapsed
Forfeited						(5,500)
Ending of the year						58,850
Exercise Price | £ / shares						£ 5.55
Grant 34 [Member]
IfrsStatementLineItems [Line Items]
Grant date						2 August 2021
Beginning of the year						2,500
Granted
Lapsed
Forfeited						(2,500)
Ending of the year
Exercise Price | £ / shares						£ 5.30
Grant 35 [Member]
IfrsStatementLineItems [Line Items]
Grant date						1 September 2021
Beginning of the year			6,000		6,000	6,000
Granted
Lapsed
Forfeited
Ending of the year						6,000
Exercise Price | £ / shares						£ 5.10
Grant 36 [Member]
IfrsStatementLineItems [Line Items]
Grant date						7 February 2022
Beginning of the year			12,500		12,500	18,750
Granted
Lapsed
Forfeited						(6,250)
Ending of the year						12,500
Exercise Price | £ / shares						£ 3.05
Grant 37 [Member]
IfrsStatementLineItems [Line Items]
Grant date						12 August 2022
Beginning of the year						12,500
Granted
Lapsed
Forfeited						(12,500)
Ending of the year
Exercise Price | £ / shares						£ 2.10